Deferred tax liabilities (Details Textual) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfDeferredTaxLiabilitiesLineItems [Line Items]
Deferred tax liability (asset)	€ 4,269	€ 4,286
Net deferred tax liabilities	1,822	2,877	€ 3,572
Deferred tax liabilities, net	5,900	6,667
Carry-forward tax losses indefinitely	13,545
Deferred tax assets	4,078	3,790
Provision for impairments deferred tax assets	5,262	5,622	€ 5,099
Carry-forward tax losses	17,773
Deductions deferred tax liabilities, net	404	(532)
Deferred tax assets impairment	115
Unused Tax Losses [Member]
DisclosureOfDeferredTaxLiabilitiesLineItems [Line Items]
Deferred tax assets	2,421	€ 2,819
Fair Value Measurement Of Derivatives Designated As Cash Flow Hedge [Member]
DisclosureOfDeferredTaxLiabilitiesLineItems [Line Items]
Deferred tax liabilities, net	57
Revaluation Of Defined Benefit Plans [Member]
DisclosureOfDeferredTaxLiabilitiesLineItems [Line Items]
Deferred tax assets	19
Italian Companies [Member]
DisclosureOfDeferredTaxLiabilitiesLineItems [Line Items]
Provision for impairments deferred tax assets	3,947
Carry-forward tax losses	10,097
Foreign Companies [Member]
DisclosureOfDeferredTaxLiabilitiesLineItems [Line Items]
Provision for impairments deferred tax assets	1,315
Carry-forward tax losses	€ 7,676
Italian subsidiaries [Member]
DisclosureOfDeferredTaxLiabilitiesLineItems [Line Items]
Average effective tax rate	24.00%
Foreign subsidiaries [Member]
DisclosureOfDeferredTaxLiabilitiesLineItems [Line Items]
Average effective tax rate	36.70%